REVENUE - DISAGGREGATED REVENUE - PRODUCT (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers									$ 833,677	$ 782,331
Alternative revenue programs (2)									15,750	10,364
Derivative Instruments									1,105,357	1,807,588
Revenues out of scope									1,119,991	1,809,714
Total operating revenues	$ 400,044	$ 298,974	$ 639,614	$ 615,036	$ 479,081	$ 434,942	$ 866,255	$ 811,767	1,953,668	2,592,045	$ 2,915,109
Natural gas utility sales
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers									695,858	680,151
Wholesale natural gas services
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers									69,239
Wholesale natural gas services
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers										31,459
Service contracts
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers									32,455	31,499
Installations and maintenance
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers									18,562	19,403
Renewable Energy Certificates
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers									1,384
Electricity sales
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers									20,099	22,121
Operating Segments
Disaggregation of Revenue [Line Items]
Total operating revenues									1,907,687	2,551,683	$ 2,916,044
Operating Segments | Natural Gas Distribution
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers									695,858	680,151
Alternative revenue programs (2)									15,750	10,364
Derivative Instruments									18,315	20,278
Revenues out of scope									34,065	30,642
Total operating revenues									729,923	710,793
Operating Segments | Clean Energy Ventures
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers									21,483	22,121
Alternative revenue programs (2)									0	0
Derivative Instruments									81,134	75,978
Revenues out of scope									81,134	75,978
Total operating revenues									102,617	98,099
Operating Segments | Energy Services
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers									24,511	31,459
Alternative revenue programs (2)									0	0
Derivative Instruments									1,005,908	1,711,332
Revenues out of scope									1,004,792	1,703,094
Total operating revenues									1,029,303	1,734,553
Operating Segments | Storage and Transportation
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers									42,015	0
Alternative revenue programs (2)									0	0
Derivative Instruments									0	0
Revenues out of scope									0	0
Total operating revenues									42,015	0
Operating Segments | Natural gas utility sales | Natural Gas Distribution
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers									695,858	680,151
Operating Segments | Natural gas utility sales | Clean Energy Ventures
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers									0	0
Operating Segments | Natural gas utility sales | Energy Services
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers									0	0
Operating Segments | Natural gas utility sales | Storage and Transportation
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers									0	0
Operating Segments | Wholesale natural gas services | Natural Gas Distribution
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers									0
Operating Segments | Wholesale natural gas services | Clean Energy Ventures
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers									0
Operating Segments | Wholesale natural gas services | Energy Services
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers									24,511
Operating Segments | Wholesale natural gas services | Storage and Transportation
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers									44,728
Operating Segments | Wholesale natural gas services | Natural Gas Distribution
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers										0
Operating Segments | Wholesale natural gas services | Clean Energy Ventures
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers										0
Operating Segments | Wholesale natural gas services | Energy Services
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers										31,459
Operating Segments | Wholesale natural gas services | Storage and Transportation
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers										0
Operating Segments | Service contracts | Natural Gas Distribution
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers									0	0
Operating Segments | Service contracts | Clean Energy Ventures
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers									0	0
Operating Segments | Service contracts | Energy Services
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers									0	0
Operating Segments | Service contracts | Storage and Transportation
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers									0	0
Operating Segments | Installations and maintenance | Natural Gas Distribution
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers									0	0
Operating Segments | Installations and maintenance | Clean Energy Ventures
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers									0	0
Operating Segments | Installations and maintenance | Energy Services
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers									0	0
Operating Segments | Installations and maintenance | Storage and Transportation
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers									0	0
Operating Segments | Renewable Energy Certificates | Natural Gas Distribution
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers									0
Operating Segments | Renewable Energy Certificates | Clean Energy Ventures
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers									1,384
Operating Segments | Renewable Energy Certificates | Energy Services
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers									0
Operating Segments | Renewable Energy Certificates | Storage and Transportation
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers									0
Operating Segments | Electricity sales | Natural Gas Distribution
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers									0	0
Operating Segments | Electricity sales | Clean Energy Ventures
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers									20,099	22,121
Operating Segments | Electricity sales | Energy Services
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers									0	0
Operating Segments | Electricity sales | Storage and Transportation
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers									0	0
Home Services and Other
Disaggregation of Revenue [Line Items]
Revenues out of scope									0	0
Total operating revenues									49,810	48,600
Home Services and Other | Home Services and Other
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers									49,810	48,600
Alternative revenue programs (2)									0	0
Derivative Instruments									0	0
Revenues out of scope									0	0
Total operating revenues									49,810	48,600
Home Services and Other | Natural gas utility sales | Home Services and Other
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers									0	0
Home Services and Other | Wholesale natural gas services | Home Services and Other
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers									0
Home Services and Other | Wholesale natural gas services | Home Services and Other
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers										0
Home Services and Other | Service contracts | Home Services and Other
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers									32,455	31,499
Home Services and Other | Installations and maintenance | Home Services and Other
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers									18,562	19,403
Home Services and Other | Renewable Energy Certificates | Home Services and Other
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers									0
Home Services and Other | Electricity sales | Home Services and Other
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers									0	0
Eliminations
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers									(3,920)	(2,302)
Revenues out of scope									(1,116)	(8,238)
Eliminations | Natural Gas Distribution
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers									0	0
Revenues out of scope									0	0
Eliminations | Clean Energy Ventures
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers									0	0
Revenues out of scope									0	0
Eliminations | Energy Services
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers									0	0
Revenues out of scope									(1,116)	(8,238)
Eliminations | Storage and Transportation
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers									(2,713)	0
Revenues out of scope									0	0
Eliminations | Home Services and Other
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers									(1,207)	(2,302)
Revenues out of scope									$ 0	$ 0